Schedule I - Condensed Financial Information of Parent Company - Balance Sheets (Parenthetical) (Detail) - $ / shares	May. 31, 2015	May. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	158,379,387	158,379,387
Common stock, shares outstanding	156,486,763	157,758,666
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	158,379,387	158,379,387
Common stock, shares outstanding	156,486,763	157,758,666